Securities, Held-to-Maturity Securities Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses beginning balance	$ 2	$ 3
Provision for (recovery of) credit loss expense	(1)	(1)
Allowance for credit losses ending balance	$ 1	$ 2	$ 3
Cumulative loss rate	0.01%	0.02%	0.03%
ASC 326 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses beginning balance		$ 3
Allowance for credit losses ending balance			$ 3